Affiliate Transactions (FY) (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Affiliate Transaction [Line Items]
Accounts payable - affiliate	$ 33,780,000	$ 33,780,000				$ 0				$ 33,780,000	$ 0
Distributions to member						10,850,000	$ 20,600,000	$ 20,400,000	$ 19,500,000		71,350,000	$ 84,065,000
Affiliate revenue	0				$ 0					0	0	0
Contributions from member					384,900,000					384,900,000
Cleco Cajun | Pension plan
Affiliate Transaction [Line Items]
Charges from each affiliate										239,000	0
Cleco Holdings
Affiliate Transaction [Line Items]
Accounts payable - affiliate		33,800,000				3,200,000				33,800,000	3,200,000
Cleco Holdings
Affiliate Transaction [Line Items]
Accounts payable - affiliate						0					0
Cleco Holdings | Cleco Holdings
Affiliate Transaction [Line Items]
Distributions to member										0	71,400,000
Cleco Power
Affiliate Transaction [Line Items]
Accounts receivable - affiliate	12,037,000	14,481,000				3,318,000				14,481,000	3,318,000
Accounts payable - affiliate	10,486,000	14,123,000				7,843,000				14,123,000	7,843,000
Distributions to member		20,000,000	$ 0	$ 0	$ 0	0	$ 50,400,000	$ 43,000,000	$ 28,000,000	20,000,000	121,400,000	135,000,000
Affiliate revenue										3,125,000	874,000	851,000
Total										10,745,000	1,966,000	1,345,000
Cleco Power | Support Group
Affiliate Transaction [Line Items]
Accounts receivable - affiliate	1,082,000	3,172,000				2,619,000				3,172,000	2,619,000
Accounts payable - affiliate	10,197,000	13,890,000				7,755,000				13,890,000	7,755,000
Affiliate revenue										3,088,000	874,000	851,000
Cleco Power | Support Group | Pension plan
Affiliate Transaction [Line Items]
Charges from each affiliate										1,316,000	1,963,000
Cleco Power | Support Group | Other operations and maintenance
Affiliate Transaction [Line Items]
Charges from each affiliate										73,090,000	56,669,000	50,572,000
Cleco Power | Support Group | Taxes other than income taxes
Affiliate Transaction [Line Items]
Charges from each affiliate										(73,000)	6,000	(13,000)
Cleco Power | Support Group | Other expense
Affiliate Transaction [Line Items]
Charges from each affiliate										64,000	290,000	255,000
Cleco Power | Cleco Cajun
Affiliate Transaction [Line Items]
Accounts receivable - affiliate	535,000	958,000				0				958,000	0
Accounts payable - affiliate	119,000	39,000				0				39,000	0
Other operations revenue										7,471,000	0	0
Affiliate revenue										37,000	0	0
Cleco Power | Cleco Holdings
Affiliate Transaction [Line Items]
Accounts receivable - affiliate	10,420,000	10,351,000				699,000				10,351,000	699,000
Accounts payable - affiliate	$ 170,000	$ 194,000				$ 88,000				194,000	88,000
Distributions to member										20,000,000	121,400,000	135,000,000
Other income										149,000	1,092,000	494,000
Contributions from member										0	0	0
Cleco Power | Cleco Holdings | Other expense
Affiliate Transaction [Line Items]
Charges from each affiliate										$ 0	$ 1,007,000	$ 361,000